Average Annual Total Returns - Delaware High-Yield Opportunities Fund	ICE BofA US High Yield Constrained Index 1 year	ICE BofA US High Yield Constrained Index 5 years	ICE BofA US High Yield Constrained Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Class R 1 year	Class R 5 years	Class R 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years
Total	6.07%	8.42%	6.61%	2.15%	6.40%	5.11%	0.02%	4.03%	2.56%	1.17%	3.82%	2.77%	5.45%	6.65%	4.86%	6.98%	7.18%	5.39%	7.25%	7.72%	5.88%